W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

April 24, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) and to the Investment Company Act of 1940, Post-Effective Amendment No. 158 to the Trust’s Registration Statement on Form N-1A (“PEA No. 158”). PEA No. 158 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating a new effective date, May 28, 2020, for Post-Effective Amendment No. 145 to the Trust’s Registration Statement on Form N-1A, which was filed via EDGAR (Accession No. 0001615774-19-011363) on August 19, 2019 for the purpose of registering the AdvisorShares Pure US Cannabis ETF as a new series of the Trust.

I hereby certify that PEA No. 158 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001